Average Annual Total Returns - Class I2 - Transamerica Multi-Asset Income	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.61%	9.51%	7.24%	Mar. 01, 2014	9.96%	7.95%	5.71%	6.99%	6.86%	5.05%	18.40%	15.22%	13.08%	13.70%	[1]	12.43%	[1]	10.10%	[1]

[1]	The Transamerica Multi-Asset Income Blended Benchmark consists of the following: ICE BofAML U.S. High Yield BB-B Rated Constrained Index: 40% and S&P 500®: 60%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses.